Financial Information of L-3 Communications and Its Subsidiaries - Condensed Combining Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 01, 2011
Current assets:
Cash and cash equivalents	$ 500	$ 349	$ 764	$ 607
Billed receivables, net	1,015	968
Contracts in process	2,524	2,597
Other current assets	610	591
Total current assets	4,649	4,505
Goodwill	7,796	7,776	7,472
Other assets	1,564	1,510
Investment in and amounts due from consolidated subsidiaries
Total assets	14,009	13,791	15,508
Current liabilities	2,523	2,547
Amounts due to consolidated subsidiaries
Other long-term liabilities	1,758	2,072
Long-term debt	3,630	3,629
Total liabilities	7,911	8,248
L-3 shareholders' equity	6,023	5,467
Noncontrolling interests	75	76
Total equity	6,098	5,543	6,724	6,855
Total liabilities and equity	14,009	13,791
L-3 Communications Holdings, Inc. [Member]
Current assets:
Cash and cash equivalents
Billed receivables, net
Contracts in process
Other current assets
Total current assets
Goodwill
Other assets
Investment in and amounts due from consolidated subsidiaries	6,712	6,156
Total assets	6,712	6,156
Current liabilities
Amounts due to consolidated subsidiaries
Other long-term liabilities
Long-term debt	689	689
Total liabilities	689	689
L-3 shareholders' equity	6,023	5,467
Noncontrolling interests
Total equity	6,023	5,467
Total liabilities and equity	6,712	6,156
L-3 Communications Corporation [Member]
Current assets:
Cash and cash equivalents	258	246	644	251
Billed receivables, net	364	290
Contracts in process	951	948
Other current assets	281	245
Total current assets	1,854	1,729
Goodwill	2,335	2,038
Other assets	807	734
Investment in and amounts due from consolidated subsidiaries	7,007	7,163
Total assets	12,003	11,664
Current liabilities	909	823
Amounts due to consolidated subsidiaries
Other long-term liabilities	1,441	1,745
Long-term debt	3,630	3,629
Total liabilities	5,980	6,197
L-3 shareholders' equity	6,023	5,467
Noncontrolling interests
Total equity	6,023	5,467
Total liabilities and equity	12,003	11,664
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents
Billed receivables, net	425	441
Contracts in process	1,209	1,306
Other current assets	160	158
Total current assets	1,794	1,905
Goodwill	4,325	4,626
Other assets	529	565
Investment in and amounts due from consolidated subsidiaries	3,713	3,286
Total assets	10,361	10,382
Current liabilities	1,005	1,205
Amounts due to consolidated subsidiaries
Other long-term liabilities	193	210
Long-term debt
Total liabilities	1,198	1,415
L-3 shareholders' equity	9,163	8,967
Noncontrolling interests
Total equity	9,163	8,967
Total liabilities and equity	10,361	10,382
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	261	242	222	473
Billed receivables, net	226	237
Contracts in process	364	343
Other current assets	169	188
Total current assets	1,020	1,010
Goodwill	1,136	1,112
Other assets	228	211
Investment in and amounts due from consolidated subsidiaries		128
Total assets	2,384	2,461
Current liabilities	628	658
Amounts due to consolidated subsidiaries	246
Other long-term liabilities	124	117
Long-term debt
Total liabilities	998	775
L-3 shareholders' equity	1,386	1,686
Noncontrolling interests
Total equity	1,386	1,686
Total liabilities and equity	2,384	2,461
Eliminations [Member]
Current assets:
Cash and cash equivalents	(19)	(139)	(102)	(117)
Billed receivables, net
Contracts in process
Other current assets
Total current assets	(19)	(139)
Goodwill
Other assets
Investment in and amounts due from consolidated subsidiaries	(17,432)	(16,733)
Total assets	(17,451)	(16,872)
Current liabilities	(19)	(139)
Amounts due to consolidated subsidiaries	(246)
Other long-term liabilities
Long-term debt	(689)	(689)
Total liabilities	(954)	(828)
L-3 shareholders' equity	(16,572)	(16,120)
Noncontrolling interests	75	76
Total equity	(16,497)	(16,044)
Total liabilities and equity	$ (17,451)	$ (16,872)